Deferred revenue	6 Months Ended
Jun. 30, 2012
Deferred revenue
8.	Deferred revenue:

	June 30, 2012	December 31, 2011
Deferred revenue on time charters	$18,877	$17,779
Deferred interest on lease receivable	15,012	17,981
Other deferred revenue	395	—

Deferred revenue	34,284	35,760
Current portion	(24,160)	(23,257)

	$10,124	$12,503